Contingent Consideration - Schedule of Commercialization Payments (Details) - Upon total worldwide Net Sales of all Licensed Products exceeding [Member]	12 Months Ended
Jun. 30, 2025 USD ($)
Contingent Consideration - Schedule of Commercialization Payments (Details) [Line Items]
Upon total worldwide Net Sales of all Licensed Products exceeding	$ 5,000,000
Upon total worldwide Net Sales of all Licensed Products exceeding	10,000,000
Upon total worldwide Net Sales of all Licensed Products exceeding	$ 25,000,000